Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 977,000	$ 962,869	$ 459,080
Less accumulated depreciation	(413,000)	(389,548)	(367,511)
Total property and equipment, net	564,000	573,321	91,569
Revision of Prior Period, Adjustment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, net		573,321
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	31,000	29,581	24,061
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	850,000	836,771	353,343
Software Development [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 96,000	96,000
Software Development [Member] | Revision of Prior Period, Adjustment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 96,517	$ 81,676